Asset Acquisition	12 Months Ended
Dec. 31, 2023
Asset Acquisition [Abstract]
Asset Acquisition

Note 5 — Asset Acquisition

EveryLife Inc.

On February 23, 2023, the Company acquired the assets of EveryLife by way of a stock for stock exchange. Pursuant to that agreement, the Company acquired a brand name in exchange for 1,071,229 shares of the Company’s common stock. Through the stock for stock exchange agreement, the Company acquired EveryLife’s marketing related intangibles which consist of a brand name.

This acquisition was accounted for as an asset purchase. The cost of a group of assets acquired in an asset acquisition shall be allocated to the individual assets acquired or liabilities assumed based on their relative fair values and shall not give rise to goodwill.

The following table presents the acquisition date fair value of the asset acquired:

Assets acquired:
Balance – January 1, 2023	$—
Issuance of common stock at fair value	1,334,858
Legal costs capitalized	42,611
Balance – December 31, 2023	$1,377,469